Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares MSCI Russia Capped ETF, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2013